Debt - Narrative (Details) $ in Millions						1 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Mar. 24, 2025	Apr. 06, 2024	Mar. 31, 2024 USD ($)	Jun. 14, 2023	Sep. 30, 2022	Apr. 30, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Mar. 31, 2024 USD ($) Increase	Mar. 31, 2022 USD ($)	Mar. 31, 2023 USD ($)	Apr. 07, 2021 USD ($)	Apr. 06, 2021 USD ($)
Line of Credit Facility [Abstract]
Long term debt effective interest rate percentage			6.92%						6.92%
Repayments of long-term debt							$ 299.0
Minimum percentage in the difference between the present value of cash flows after the amendment and before the amendment													10.00%
Debt instrument, maturity date									Apr. 15, 2029
Revolving Credit Facility Including Letter of Credit
Line of Credit Facility [Abstract]
Revolving credit facility, maximum borrowing capacity			$ 1,250.0						$ 1,250.0
Letters of credit outstanding, amount			0.0						0.0
Line of credit maximum borrowing capacity			1,250.0						1,250.0
Letters of credit			0.0						0.0
Available revolving credit facility			675.0						675.0
Term Loan A
Line of Credit Facility [Abstract]
Repayments of long-term debt						$ 193.6
Term Loan B
Line of Credit Facility [Abstract]
Long term debt principal repayment percentage					0.25%
Repayments of long-term debt										$ 95.3
Debt instrument principal amount of debt repurchased										96.0
Debt instrument, maturity date	Mar. 24, 2025
Revolving Line of Credit Term Loan A and Term Loan B
Line of Credit Facility [Abstract]
Percentage of ownership change beyond which event of default could be triggered				50.00%
Revolving Credit Facility And Non Payment Term Loan
Line of Credit Facility [Abstract]
Non repayment of long term debt									250.0
Credit Agreement Amendment | Term Loan A
Line of Credit Facility [Abstract]
Debt interest face value												$ 215.1	$ 444.9
Credit Agreement Amendment | Revolving Credit Facility
Line of Credit Facility [Abstract]
Revolving credit facility, maximum borrowing capacity												250.0	1,250.0
Line of credit maximum borrowing capacity												$ 250.0	$ 1,250.0
Beginning September 30, 2022 | Term Loan A
Line of Credit Facility [Abstract]
Long term debt principal repayment percentage					1.25%
Beginning September 30, 2023 | Term Loan A
Line of Credit Facility [Abstract]
Long term debt principal repayment percentage					1.75%
Beginning September 30, 2024 through March 31, 2026 | Term Loan A
Line of Credit Facility [Abstract]
Long term debt principal repayment percentage					2.50%
Lions Gate Senior Notes
Line of Credit Facility [Abstract]
Senior notes outstanding			715.0						715.0		$ 800.0
LIONS GATE ENTERTAINMENT CORP [Member]
Line of Credit Facility [Abstract]
Revolving credit facility, maximum borrowing capacity			1,250.0						1,250.0
Revolving credit facility, available amount			$ 675.0						$ 675.0
Change in control, trigger percentage			50.00%						50.00%
Coupon rate							5.50%	5.50%
Line of credit maximum borrowing capacity			$ 1,250.0						$ 1,250.0
Revolving Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Line of Credit Facility [Abstract]
Number of possible increases in margin | Increase									2
Effective interest rate			7.17%						7.17%
Revolving Credit Facility And Term Loan A
Line of Credit Facility [Abstract]
Debt instrument, maturity date		Apr. 06, 2026
Minimum | Revolving Credit Facility Including Letter of Credit
Line of Credit Facility [Abstract]
Line of credit facility commitment fee percentage									0.25%
Minimum | LIONS GATE ENTERTAINMENT CORP [Member]
Line of Credit Facility [Abstract]
Revolving credit facility, commitment fee annual percentage									0.25%
Maximum | Revolving Credit Facility Including Letter of Credit
Line of Credit Facility [Abstract]
Line of credit facility commitment fee percentage									0.375%
Maximum | LIONS GATE ENTERTAINMENT CORP [Member]
Line of Credit Facility [Abstract]
Revolving credit facility, commitment fee annual percentage									0.375%
Letter of Credit | LIONS GATE ENTERTAINMENT CORP [Member]
Line of Credit Facility [Abstract]
Letters of credit outstanding, amount			$ 0.0				$ 0.0	$ 0.0	$ 0.0
Letters of credit			$ 0.0				$ 0.0	$ 0.0	$ 0.0
Term Loans | Term Loan A | LIONS GATE ENTERTAINMENT CORP [Member]
Line of Credit Facility [Abstract]
Number of possible increases in margin | Increase									2
Effective interest rate			7.17%						7.17%
Quarterly principal payment percent			1.25%						1.25%
Quarterly principal payment percent, year two			1.75%				1.75%	1.75%	1.75%
Quarterly principal payment percent, year three			2.50%				2.50%	2.50%	2.50%
Term Loans | Term Loan B | LIONS GATE ENTERTAINMENT CORP [Member]
Line of Credit Facility [Abstract]
Long-Term Debt, Maximum Outstanding Amount Before Maturing			$ 250.0						$ 250.0
Effective interest rate			7.67%						7.67%
Quarterly principal payment percent			0.25%						0.25%
Coupon rate							0.00%	0.00%
Debt instrument principal amount of debt repurchased										$ 96.0
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Revolving Credit Facility Including Letter of Credit
Line of Credit Facility [Abstract]
Basis spread on variable interest rate (as a percent)				0.10%
Debt instrument variable interest rate spread				0.10%
Long term debt interest rate margin percentage				1.75%
Potential increase in margin percentage two				25.00%
Potential increase in margin percentage total				50.00%
Long term debt effective interest rate percentage			7.17%						7.17%
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Term Loan A
Line of Credit Facility [Abstract]
Basis spread on variable interest rate (as a percent)				0.10%
Debt instrument variable interest rate spread				0.10%
Long term debt interest rate margin percentage				1.75%
Long term debt floor interest rate percentage				0.00%
Potential increase in margin percentage two				25.00%
Potential increase in margin percentage total				50.00%
Long term debt effective interest rate percentage			7.17%						7.17%
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Term Loan B
Line of Credit Facility [Abstract]
Basis spread on variable interest rate (as a percent)				0.10%
Debt instrument variable interest rate spread				0.10%
Long term debt interest rate margin percentage				2.25%
Long term debt effective interest rate percentage			7.67%						7.67%
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Term Loans | Term Loan B | LIONS GATE ENTERTAINMENT CORP [Member]
Line of Credit Facility [Abstract]
Basis spread on variable interest rate (as a percent)								0.10%
Debt instrument variable interest rate spread								0.10%
Applicable Margin | Revolving Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Line of Credit Facility [Abstract]
Basis spread on variable interest rate (as a percent)									1.75%
Debt instrument variable interest rate spread									1.75%
Applicable Margin | Term Loans | Term Loan B | LIONS GATE ENTERTAINMENT CORP [Member]
Line of Credit Facility [Abstract]
Basis spread on variable interest rate (as a percent)								2.25%	2.25%
Debt instrument variable interest rate spread								2.25%	2.25%
Base Rate | Revolving Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Line of Credit Facility [Abstract]
Basis spread on variable interest rate (as a percent)									0.75%
Debt instrument variable interest rate spread									0.75%
Base Rate | Term Loans | Term Loan A | LIONS GATE ENTERTAINMENT CORP [Member]
Line of Credit Facility [Abstract]
Basis spread on variable interest rate (as a percent)									0.75%
Debt instrument variable interest rate spread									0.75%
Base Rate | Term Loans | Term Loan B | LIONS GATE ENTERTAINMENT CORP [Member]
Line of Credit Facility [Abstract]
Basis spread on variable interest rate (as a percent)								1.25%	1.25%
Debt instrument variable interest rate spread								1.25%	1.25%
Alternative Base Rate | Term Loan A
Line of Credit Facility [Abstract]
Basis spread on variable interest rate (as a percent)			0.75%
Debt instrument variable interest rate spread			0.75%
Alternative Base Rate | Term Loan B
Line of Credit Facility [Abstract]
Basis spread on variable interest rate (as a percent)			1.25%
Debt instrument variable interest rate spread			1.25%
Alternative Base Rate | Revolving Credit Facility And Non Payment Term Loan
Line of Credit Facility [Abstract]
Basis spread on variable interest rate (as a percent)			0.75%
Debt instrument variable interest rate spread			0.75%
SOFR | Revolving Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Line of Credit Facility [Abstract]
Basis spread on variable interest rate (as a percent)									0.10%
Potential increase in interest rate if certain leverage ratios are met, per increase									25.00%
Debt instrument variable interest rate spread									0.10%
SOFR | Term Loans | Term Loan A | LIONS GATE ENTERTAINMENT CORP [Member]
Line of Credit Facility [Abstract]
Basis spread on variable interest rate (as a percent)									0.10%
Potential increase in interest rate if certain leverage ratios are met, total									50.00%
Potential increase in interest rate if certain leverage ratios are met, per increase									25.00%
Debt instrument variable interest rate spread									0.10%
SOFR | Term Loans | Term Loan B | LIONS GATE ENTERTAINMENT CORP [Member]
Line of Credit Facility [Abstract]
Basis spread on variable interest rate (as a percent)									0.10%
Debt instrument variable interest rate spread									0.10%
SOFR | Term Loans | Minimum | Term Loan A | LIONS GATE ENTERTAINMENT CORP [Member]
Line of Credit Facility [Abstract]
Coupon rate			0.00%						0.00%
SOFR | Term Loans | Minimum | Term Loan B | LIONS GATE ENTERTAINMENT CORP [Member]
Line of Credit Facility [Abstract]
Coupon rate			0.00%						0.00%